Average Annual Total Returns - AST T ROWE PRICE ASSET ALLOCATION PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.53%	9.83%	8.63%	18.40%	15.21%	13.87%	14.39%	10.17%	8.86%